Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2014
Summary of Significant Accounting Policies [Abstract]
Estimated Useful Lives of Property, Plant and Equipment
The estimated useful lives of property, plant, and equipment are as follows:

Useful Lives
Asset Type:
Land improvements and land use rights	20 to 36 years
Buildings	35 to 40 years
Manufacturing equipment	5 to 25 years
Furnaces	10 to 20 years
Other	2 to 10 years